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                                    CLIFFORD E. KIRSCH
                                    Chief Legal Officer
ThePRUDENTIAL [Logo]
                                    PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                                    213 Washington Street, Newark, NJ 07102-2992
                                    201 802-7333 Fax: 201 802-8357


                                   May 5, 1997

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

                  Re:  Pruco Life of New Jersey
                       Single Premium Variable Life Account
                       Registration No.: 2-99537

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, Pruco Life Insurance Company of New Jersey, on behalf of The Pruco Life of New Jersey Single Premium Variable Life Account (the "Account"), hereby certifies: (1) that the text of the Account's most recent post-effective amendment has been filed electronically; and (2) that the form of the prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment.


                                         Respectfully submitted,

                                         /s/ CLIFFORD E. KIRSCH
                                         ------------------------------
                                         Clifford E. Kirsch
                                         Chief Legal Officer,
                                         Pruco Life Insurance
                                         Company of New Jersey